Material Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Minimum annual operating lease payments as of December 31, 2012 are approximately as follows:

Year ending December 31,	in thousands
2013	$3,409
2014	2,602
2015	2,351
2016	1,920
2017	41
Thereafter	-
$10,323